Leasehold Improvements and Equipment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Leasehold Improvements and Equipment [Abstract]
Depreciation expense of leasehold improvements	$ 83,662
Equipment		$ 56,066
Purchased assets	564,333	$ 32,220
Net carrying amount	$ 300,907		$ 325,331